FINANCIAL DEBT WITH THIRD PARTIES - Additional Information (Details) - Atento Luxco 1, S.A. [member] - USD ($) $ in Thousands	Dec. 23, 2021	Aug. 10, 2017
Super Senior Credit Facility
Disclosure of detailed information about borrowings [line items]
Capacity		$ 50,000
Super Senior Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Committed borrowing capacity	$ 43,000
Super Senior Revolving Credit Facility [Member] | Libor [Member]
Disclosure of detailed information about borrowings [line items]
Pay Rate	3.25